EQUITY - Remuneration to Shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Minimum mandatory dividend (as a percent)	25.00%
Compulsory Dividend 2018
Net income for the year	R$ 13,262,378	R$ (1,763,805)	R$ 3,425,899
Legal reserve (5% of net income)	(663,119)
Realization of the revaluation reserve	22,434
Unclaimed Remuneration to Shareholders - Expired	362
Basis for the year	12,622,055
Compulsory Dividend 2018	3,155,514
Dividends to be paid in full in 2018
Mandatory dividend of 2018 (25% of the adjusted net income)	3,155,514
Dividend realized from unrealized profits reserve	386,375
Dividends to be paid in full in 2018	3,541,889
Preferential minimum dividend	368,868
Dividend for common shareholders	881,132
Special reserve (Article 202, paragraph 5)	2,291,889
Allocation of the residual result for the year
Outstanding balance for the 2018 fiscal year	9,466,541
Adjustment of IFRS 9 and 15	2,525,081
Adjustment of investees	5,721
Retained earnings to be allocated	11,997,342
Constitution of a statutory reserve for investments (50% of the net income)	(6,631,189)
Constitution of a statutory reserve for studies and projects (1% of the net income)	(132,624)
Constitution of a profit retention reserve (Article 196, LSA)	(5,233,529)
Dividends Paid	R$ 1,250,000
Class A
EQUITY
Minimum Remuneration For Preferred Shares, Percentage	8.00%	8.00%
Class B
EQUITY
Minimum Remuneration For Preferred Shares, Percentage	6.00%	6.00%